Loans and Allowance for Loan Losses - ALL by Loan Classification (Q2) (Details) - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses	$ 7,073,937	$ 5,860,291	$ 5,105,000	$ 4,354,000
All Other Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses	7,055,000	5,844,000	5,105,000
Purchased Credit Impaired Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses	19,000	16,000	0
Performing [Member] | All Other Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses	6,720,000	5,399,000	5,101,000
Impaired Loans [Member] | All Other Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses	335,000	445,000	4,000
Commercial Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses	3,135,000	2,465,000	2,369,000	1,906,000
Commercial Real Estate [Member] | Purchased Credit Impaired Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses	19,000	16,000	0
Commercial Real Estate [Member] | Performing [Member] | All Other Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses	3,116,000	2,444,000	2,369,000
Commercial Real Estate [Member] | Impaired Loans [Member] | All Other Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses	0	5,000	0
Consumer Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses	1,528,000	1,596,000	1,382,000	1,015,000
Consumer Real Estate [Member] | Purchased Credit Impaired Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses	0	0	0
Consumer Real Estate [Member] | Performing [Member] | All Other Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses	1,491,000	1,340,000	1,382,000
Consumer Real Estate [Member] | Impaired Loans [Member] | All Other Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses	37,000	256,000	0
Construction and Land Development [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses	744,000	521,000	717,000	627,000
Construction and Land Development [Member] | Purchased Credit Impaired Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses	0	0	0
Construction and Land Development [Member] | Performing [Member] | All Other Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses	744,000	521,000	717,000
Construction and Land Development [Member] | Impaired Loans [Member] | All Other Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses	0	0	0
Commercial and Industrial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses	1,367,000	1,062,000	520,000	777,000
Commercial and Industrial [Member] | Purchased Credit Impaired Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses	0	0	0
Commercial and Industrial [Member] | Performing [Member] | All Other Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses	1,145,000	890,000	516,000
Commercial and Industrial [Member] | Impaired Loans [Member] | All Other Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses	222,000	172,000	4,000
Consumer and Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses	300,000	216,000	117,000	$ 29,000
Consumer and Other [Member] | Purchased Credit Impaired Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses	0	0	0
Consumer and Other [Member] | Performing [Member] | All Other Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses	224,000	204,000	117,000
Consumer and Other [Member] | Impaired Loans [Member] | All Other Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses	$ 76,000	$ 12,000	$ 0